RISK MANAGEMENT - Trading book risk - Net position (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial liabilities	231,392,733	216,578,285
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,376,239	23,528,815
Financial liabilities	1,056,736	1,006,844
Net position	$ 26,319,503	$ 22,521,971